SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended			3 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended						1 Months Ended		0 Months Ended			0 Months Ended				0 Months Ended
	Dec. 23, 2013 item	Dec. 24, 2013	Apr. 05, 2013	Mar. 31, 2014	Jun. 30, 2013	Dec. 31, 2013	Mar. 27, 2014	May 10, 2013	Dec. 31, 2012	Aug. 17, 2012	Dec. 31, 2011	Mar. 31, 2014 Stock options	Dec. 31, 2013 Stock options	Dec. 31, 2012 Stock options	Sep. 30, 2013 Maximum	Dec. 31, 2013 Maximum	Jan. 27, 2014 Mr. Arena PSUs	Jan. 30, 2014 Accredited investors item	Mar. 31, 2014 Subsequent events	Mar. 24, 2014 Subsequent events	Mar. 05, 2014 Subsequent events	Jan. 27, 2014 Subsequent events	May 14, 2014 Subsequent events	Mar. 27, 2014 Subsequent events	Mar. 24, 2014 Subsequent events Stock options	Mar. 24, 2014 Subsequent events Maximum	Feb. 11, 2014 Subsequent events Maximum	Jan. 27, 2014 Subsequent events Mr. Arena	Jan. 27, 2014 Subsequent events Mr. Arena Stock options	Jan. 27, 2014 Subsequent events Mr. Arena PSUs	Jan. 27, 2014 Subsequent events Mr. Arena Maximum	Jan. 27, 2014 Subsequent events Mr. Arena Maximum PSUs	Jan. 30, 2014 Subsequent events Accredited investors item	Mar. 03, 2014 Subsequent events Mr. Purcell Stock options
Subsequent event
Executive Employment Agreement period																												2 years
Base salary																												$ 275,000
Signing bonus																												35,000
Quarterly bonus																															50,000
Term of warrant																						5 years						5 years
Warrants to purchase shares		10,888,336				1,142,000																44,307				1,000,000		250,000
Exercise price of warrants (in dollars per share)								$ 1.22				$ 0.43				$ 0.60				$ 0.40		$ 0.40						$ 0.40
Number of options awarded												4,327,100	1,850,000	2,820,000											2,577,100				1,500,000					250,000
Exercise price of options (in dollars per share)												$ 0.41	$ 0.38	$ 0.25											$ 0.45				$ 0.40					$ 0.40
Number of units granted (in shares)						405,000									293,915																	3,000,000
Common stock issued for services (in shares)			200,000	100,000															100,000			44,307	100,000
Number of shares issued for each unit																	1													1
Units sold to accredited investors (in shares)	10,088,336	10,088,336			1,092,000	1,142,000												666,667															666,667
Number of accredited investors to whom the entity sold units	15																	2															2
Proceeds from sale of units to accredited investors	3,026,500	2,750,092			496,000													200,000															200,000
Number of shares of common stock included with the units sold	10,088,336				1,092,000													666,667															666,667
Number of shares of warrants included with the units sold	10,088,336																	666,667															666,667
Term of warrants issued to accredited investor	5 years	3 years			3 years	3 years												5 years															5 years
Exercise price of units (in dollars per share)	$ 0.40	$ 0.40			$ 0.50	$ 0.50												$ 0.40															$ 0.40
Number of shares of common stock registered for resale under a registration statement																											26,286,836
Reverse stock split ratio																					10
Number of shares for every $10 of gross sales, for which warrant becomes exercisable																				1
Period considered for calculation of number of shares for every $10 of gross sales, for which warrant becomes exercisable																				12 months
Common Stock, shares authorized				250,000,000		250,000,000	250,000,000		100,000,000	100,000,000	4,000,000													250,000,000
Common Stock, shares authorized before amendment							100,000,000																	100,000,000
Common stock issued for exercise of warrants (in shares)				1,300,000															1,300,000				17,870
Proceeds from exercise of warrants				$ 13,000		$ 47,750													$ 13,000